Income taxes (Details Narrative) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 64,990	$ (0)
US Tax Authorities [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Prepaid taxes	$ 31,496	$ 45,718